Tax Effects of Temporary Differences Representing Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Accrued expenses	$ 179.9	$ 138.6
Postretirement benefit plans	64.4	94.1
Net operating loss carryforwards	64.2	58.6
Allowance for losses on receivables	50.4	50.1
Tax credit carryfowards		15.8
Other	83.3	89.1
Deferred Tax Assets, Gross, Total	442.2	446.3
Valuation allowance	(21.2)	(16.4)
Deferred Tax Assets Net	421.0	429.9
Liabilities:
Financial Services leasing depreciation	(775.8)	(721.8)
Depreciation and amortization	(241.4)	(161.3)
Other	(14.1)	(12.1)
Deferred Tax Liabilities	(1,031.3)	(895.2)
Net deferred tax liability	$ (610.3)	$ (465.3)